Loan Servicing (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Servicing Assets at Fair Value [Line Items]
Mortgage loan portfolios serviced	$ 58,559	$ 61,277
FHLMC [Member]
Servicing Assets at Fair Value [Line Items]
Mortgage loan portfolios serviced	56,968	59,938
FHLB [Member]
Servicing Assets at Fair Value [Line Items]
Mortgage loan portfolios serviced	$ 1,591	$ 1,339